Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Intangible Assets

7.	INTANGIBLE ASSETS

Intangible assets consisted of the following as of September 30, 2017 and December 31, 2016:

	2017	2016
Land use rights, at cost	545,690	520,412

Less: Accumulated amortization	27,125	20,816
	$518,565	$499,596

Amortization expenses translated at the average exchange rates for nine months ended September 30, 2017 and 2016 were $5,305 and $5,487, respectively.

7.	INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31, 2016 and 2015:

	2016	2015
Land use rights, at cost	520,412	555,861

Less: Accumulated amortization	20,816	11,117
	$499,596	$544,744

Amortization expenses translated at the average exchange rates for the years ended December 31, 2016 and 2015 were $10,853 and $11,571, respectively.